RECLASSIFICATIONS	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
RECLASSIFICATIONS

17. RECLASSIFICATIONS

The Company executed a 1-for-4 reverse stock split on November 25, 2024. This reverse split is considered a recognized subsequent event; accordingly, certain amounts in prior periods have been reclassified to reflect the impact of the reverse split.

The Company’s number of warrants remain the same as previously reported and as a result of the reverse split, if exercised, will convert on a 4 to 1 per share basis.

As a result of the 1-for-4 reverse stock split, the number of option awards under its equity incentive plan have been adjusted on a 4 to 1 per option basis. Accordingly, the exercise price is increased to 4 times the original stated price.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

17.	RECLASSIFICATIONS (Continued)

The table below presents the effect of the reverse split on prior year financial statement amounts and disclosures.

December 31, 2023

Financial Statement Element	Pre-Reverse Split	Post-Reverse Split

Par value of common stock, per share	$0.00005	$0.0002
Shares authorized	200,000,000	200,000,000
Shares issued and outstanding	115,378,570	28,844,643
Treasury stock	10,000,000	2,500,000